Exhibit 99.1

Hyundai Auto Receivables Trust 2025-B

Collection Period						July 2026
Distribution Date						08/17/26
Transaction Month						14
30/360 Days						30
Actual/360 Days						33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		May 5, 2025
Closing Date:		June 11, 2025

		Dollars	Units	WAC	WARM
Original Pool Balance:		$2,188,239,332.38	79,603	5.95%	55.08
Original Adj. Pool Balance:		$2,074,109,777.34

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$448,000,000.00	20.473%	4.45800%		June 15, 2026
Class A-2-A Notes	Fixed	$436,800,000.00	19.961%	4.45000%		August 15, 2028
Class A-2-B Notes	Floating	$250,000,000.00	11.425%	SOFR + 0.38%		August 15, 2028
Class A-3 Notes	Fixed	$653,200,000.00	29.850%	4.36000%		December 17, 2029
Class A-4 Notes	Fixed	$134,660,000.00	6.154%	4.44000%		June 17, 2030
Class B Notes	Fixed	$37,340,000.00	1.706%	4.72000%		July 15, 2030
Class C Notes	Fixed	$62,230,000.00	2.844%	4.92000%		July 15, 2032
Total Securities		$2,022,230,000.00	92.414%

Overcollateralization		$51,879,777.34	2.371%
YSOA		$114,129,555.04	5.216%
Total Original Pool Balance		$2,188,239,332.38	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2-A Notes		$204,491,282.95	0.4681577	$169,454,472.55	0.3879452	$35,036,810.40
Class A-2-B Notes		$117,039,424.76	0.4681577	$96,986,305.26	0.3879452	$20,053,119.50
Class A-3 Notes		$653,200,000.00	1.0000000	$653,200,000.00	1.0000000	$-
Class A-4 Notes		$134,660,000.00	1.0000000	$134,660,000.00	1.0000000	$-
Class B Notes		$37,340,000.00	1.0000000	$37,340,000.00	1.0000000	$-
Class C Notes		$62,230,000.00	1.0000000	$62,230,000.00	1.0000000	$-
Total Securities		$1,208,960,707.71	0.5978354	$1,153,870,777.81	0.5705932	$55,089,929.90

Weighted Avg. Coupon (WAC)		6.03%		6.04%
Weighted Avg. Remaining Maturity (WARM)		42.74		41.87
Pool Receivables Balance		$1,335,360,375.90		$1,277,241,548.84
Remaining Number of Receivables		64,404		63,150

Adjusted Pool Balance		$1,271,184,001.03		$1,216,094,071.13

III. COLLECTIONS

Principal:
Principal Collections						$56,401,878.87
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$1,113,321.69
Total Principal Collections						$57,515,200.56

Interest:
Interest Collections						$6,778,702.26
Late Fees & Other Charges						$112,127.44
Interest on Repurchase Principal						$-
Total Interest Collections						$6,890,829.70

Collection Account Interest						$168,806.38
Reserve Account Interest						$15,665.84
Servicer Advances						$-

Total Collections						$64,590,502.48

2025B Report	1 of 4

Hyundai Auto Receivables Trust 2025-B

Collection Period	July 2026
Distribution Date	08/17/26
Transaction Month	14
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$64,590,502.48
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$64,590,502.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,112,800.31	$-	$1,112,800.31	1,112,800.31
Collection & Reserve Account Interest					$184,472.22
Late Fees & Other Charges					$112,127.44
Total due to Servicer					$1,409,399.97

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$758,321.84		$758,321.84
Class A-2-B Notes		$429,722.83		$429,722.83
Class A-3 Notes		$2,373,293.33		$2,373,293.33
Class A-4 Notes		$498,242.00		$498,242.00

Total Class A interest:		$4,059,580.00		$4,059,580.00	4,059,580.00

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$146,870.67		$146,870.67	146,870.67

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$255,143.00		$255,143.00	255,143.00

Available Funds Remaining:					$58,719,508.84

7. Regular Principal Distribution Amount:					55,089,929.90

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$35,036,810.40
Class A-2-B Notes				$20,053,119.50
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$55,089,929.90		$55,089,929.90
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$55,089,929.90		$55,089,929.90

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,629,578.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$64,176,374.87
Beginning Period Amount					$64,176,374.87
Current Period Amortization					$3,028,897.16
Ending Period Required Amount					$61,147,477.71
Ending Period Amount					$61,147,477.71
Next Distribution Date Required Amount					$58,201,336.85

2025B Report	2 of 4

Hyundai Auto Receivables Trust 2025-B

Collection Period	July 2026
Distribution Date	08/17/26
Transaction Month	14
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$5,185,274.44
Beginning Period Amount					$5,185,274.44
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$5,185,274.44
Ending Period Amount					$5,185,274.44

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
			Beginning	Ending	Target
Overcollateralization Amount			$62,223,293.32	$62,223,293.32	$62,223,293.32
Overcollateralization as a % of Original Adjusted Pool			3.00%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool			4.89%	5.12%	5.12%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		97.99%	61,880	97.53%	$1,245,754,906.84
30 - 60 Days		1.63%	1,029	1.98%	$25,336,782.02
61 - 90 Days		0.33%	207	0.40%	$5,140,664.86
91-120 Days		0.05%	34	0.08%	$1,009,195.12
121 + Days		0.00%	0	0.00%	$-
Total			63,150		$1,277,241,548.84

Delinquent Receivables 30+ Days Past Due
Current Period		2.01%	1,270	2.47%	$31,486,642.00
1st Preceding Collection Period		1.93%	1,245	2.36%	$31,472,399.26
2nd Preceding Collection Period		1.97%	1,297	2.40%	$33,481,008.66
3rd Preceding Collection Period		1.82%	1,219	2.21%	$32,125,987.86
Four-Month Average		1.93%		2.36%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.48%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			70		$1,889,176.35
Repossession Inventory			155		$4,218,276.03

Current Charge-Offs
Gross Principal of Charge-Offs					$1,716,948.19
Recoveries					$(1,113,321.69)
Net Loss					$603,626.50

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.54%

Average Pool Balance for Current Period					$1,306,300,962.37

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.55%
1st Preceding Collection Period					0.62%
2nd Preceding Collection Period					1.10%
3rd Preceding Collection Period					0.66%
Four-Month Average					0.73%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	81	1,316	$32,462,781.68
Recoveries	68	989	$(13,551,736.28)
Net Loss			$18,911,045.40
Cumulative Net Loss as a % of Initial Pool Balance			0.86%

Net Loss for Receivables that have experienced a Net Loss *	74	1,255	$18,911,045.40
Average Net Loss for Receivables that have experienced a Net Loss			$15,068.56

Principal Balance of Extensions			$10,020,550.57
Number of Extensions			374

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2025B Report	3 of 4

Hyundai Auto Receivables Trust 2025-B

Collection Period	July 2026
Distribution Date	08/17/26
Transaction Month	14
30/360 Days	30
Actual/360 Days	33

IX.  CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

X.  SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

2025B Report	4 of 4